Nationwide HighMark California Intermediate Tax Free Bond Fund
FUND SUMMARY: NATIONWIDE HIGHMARK CALIFORNIA INTERMEDIATE TAX FREE BOND FUND
Objective
The Fund seeks to provide high current income that is exempt from federal income tax and California personal income tax.
Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Nationwide Funds. More information about these and other discounts is available from your financial professional and in “Investing with Nationwide Funds” commencing on page 38 of this Prospectus and in “Additional Information on Purchases and Sales” commencing on page 78 of the Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Nationwide HighMark California Intermediate Tax Free Bond Fund	Class A Shares	Class C Shares	Institutional Class Shares	Institutional Service Class Shares
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	2.25%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	none	1.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Nationwide HighMark California Intermediate Tax Free Bond Fund		Class A Shares	Class C Shares	Institutional Class Shares	Institutional Service Class Shares
Management Fees	[1]	0.45%	0.45%	0.45%	0.45%
Distribution and/or Service (12b-1) Fees		0.25%	0.75%	none	none
Other Expenses	[2]	0.20%	0.20%	0.14%	0.17%
Total Annual Fund Operating Expenses		0.90%	1.40%	0.59%	0.62%
Fee Waiver/Expense Reimbursement	[3]	(0.11%)	(0.16%)	(0.10%)	(0.08%)
Total Annual Fund Operating Expenses	[4]	0.79%	1.24%	0.49%	0.54%
[1]	"Management Fees" has been restated to reflect the reduction of contractual investment advisory fees, effective May 1, 2015.
[2]	“Other Expenses” has been restated to reflect current fees.
[3]	Nationwide Mutual Funds (the "Trust") and Nationwide Fund Advisors (the "Adviser") have entered into a written contract limiting annual fund operating expenses to 0.79% for Class A shares, 1.24% for Class C shares, 0.49% for Institutional Class shares, and 0.54% for Institutional Service Class shares until at least February 29, 2016. Under the expense limitation agreement, the level to which operating expenses are limited excludes any taxes, interest, brokerage commissions, acquired fund fees and expenses, short-sale dividend expenses, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other nonroutine expenses not incurred in the ordinary course of the Fund's business. The expense limitation agreement may be changed or eliminated only with the consent of the Board of Trustees of the Trust. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses.
[4]	After Fee Waiver/Expense Reimbursement

Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Nationwide HighMark California Intermediate Tax Free Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A shares	304	495	702	1,298
Class C shares	226	427	751	1,666
Institutional Class shares	50	179	319	728
Institutional Service Class shares	55	190	338	767

You would pay the following expenses on the same investment if you did not sell your shares:
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Nationwide HighMark California Intermediate Tax Free Bond Fund Class C shares	126	427	751	1,666

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent prior fiscal year ended July 31, 2014, the Fund’s portfolio turnover rate was 3.67% of the average value of its portfolio, and during the most recent fiscal period (August 1, 2014 through October 31, 2014, the Fund’s new fiscal year end), the Fund’s portfolio turnover rate was 1.45% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in investment-grade (either rated in the four highest rating categories of nationally recognized statistical ratings organizations or determined by the Adviser or subadviser to be of comparable quality) municipal bonds and notes that are tax-exempt in California.

Under normal market conditions, the Fund will invest at least 80% of its net assets in bonds, the income from which is exempt from both federal income tax and California personal income tax. This policy is fundamental and will not be changed without shareholder approval.

Although the Fund will invest primarily in California municipal bonds, it may also invest in municipal bonds from other states, territories and possessions of the United States if the income from these bonds is exempt from U.S. federal income taxes. Under certain conditions, such as when the subadviser believes that there is a temporary lack of bonds available that are exempt from federal and California state taxes and that fit within the Fund’s investment restrictions, the Fund may, for temporary defensive purposes, invest more than 20% of its net assets in bonds not exempt from federal or California state taxes, which would make it more difficult for the Fund to achieve its goals. Investors who may be subject to the alternative minimum tax (“AMT”) should note that the portfolio managers will invest at least 80% of the Fund’s net assets in bonds that pay interest exempt from the AMT under normal market conditions.

The Fund expects to maintain an average portfolio maturity of between 3 and 10 years.

In selecting bonds for the Fund’s portfolio, the subadviser considers factors such as:
  The potential direction of interest rate changes;
  Its expectations for the U.S. economy in general and California’s economy in particular and
  The credit rating and stability of the issuers.

Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

California state specific risk – by concentrating its investments in California, the Fund may be more susceptible to factors adversely affecting issuers of California municipal bonds than a comparable fund that does not concentrate in a single state. For example, the Fund may be affected significantly by economic, regulatory, or political developments affecting the ability of California municipal issuers to pay interest or repay principal. Future California political and economic developments, constitutional amendments, legislative measures, executive orders, administrative regulation, litigation and vote initiatives could have an adverse effect on the debt obligations of California municipal issuers. By concentrating its investments in bonds issued in California, the Fund’s credit risk is dependent on the ability of the state and its cities and municipalities to make timely payments on their obligations.

Interest rate risk – generally, when interest rates go up, the value of fixed-income securities goes down. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent the Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.

Credit risk – a bond issuer may be unable to pay the interest or principal when due. If an issuer defaults, the Fund may lose money. Changes in a bond issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of a bond.

Market and selection risks – market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by the Fund’s management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Prepayment and call risk – certain bonds will be paid off by the issuer more quickly than anticipated. If this happens, the Fund may be required to invest the proceeds in securities with lower yields.

Liquidity risk – when there is little or no active trading market for specific types of securities or instruments, it can become more difficult to sell the securities or instruments at or near their perceived value. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Liquidity risk also includes the risk that the Fund will experience significant net redemptions of its shares at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss. To meet redemption requests, the Fund may be forced to sell other securities or instruments that are more liquid, but at unfavorable times and conditions.

Alternative minimum tax risk – the Fund may invest up to 20% of its total assets in municipal securities that generate interest which is subject to alternative minimum tax (“AMT”). As a result, taxpayers who are subject to the AMT potentially could earn a lower after-tax return.

If the value of the Fund’s investments goes down, you may lose money.
Performance
The Fund has adopted the historical performance of the HighMark California Intermediate Tax-Free Bond Fund, a former series of HighMark Funds (the ”Predecessor Fund”) as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund on September 16, 2013. The returns presented for periods prior to September 16, 2013 reflect the performance of the Predecessor Fund. The Fund and the Predecessor Fund have substantially similar investment goals and strategies.

The following bar chart and table can help you evaluate the Fund’s potential risks. The bar chart shows how the Fund’s annual total returns have varied from year to year. These returns do not reflect the impact of sales charges. If sales charges were reflected, the annual total returns would be lower than those shown. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available at no cost by visiting nationwide.com/mutualfunds or by calling 800-848-0920.
Annual Total Returns – Class A Shares (Years Ended December 31,)

Best quarter: 4.57% – 3rd qtr. 2009 Worst quarter: -2.65% – 4th qtr. 2010
After-tax returns are shown for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Historical performance for Class A, Class C and Institutional Service Class shares is based on the previous performance of Class A, Class C and Fiduciary Shares, respectively, of the Predecessor Fund. The Fund commenced offering Institutional Class shares on September 18, 2013. Therefore, pre-inception historical performance of Institutional Class shares is based on the previous performance of the Predecessor Fund’s Fiduciary Shares. Performance for Institutional Class shares has not been adjusted to reflect that share class’s lower expenses than those of the Predecessor Fund’s Fiduciary Shares.
Average Annual Total Returns For the Periods Ended December 31, 2014
Average Annual Total Returns Nationwide HighMark California Intermediate Tax Free Bond Fund	1 Year	5 Years	10 Years	Inception Date
Class A shares	3.20%	2.93%	3.15%
Class A shares After Taxes on Distributions	3.01%	2.89%	3.10%
Class A shares After Taxes on Distributions and Sales of Shares	2.92%	2.81%	3.09%
Class C shares	4.18%	2.95%	2.93%
Institutional Class shares	5.91%	3.67%	3.66%	Sep. 18, 2013
Institutional Service Class shares	5.86%	3.66%	3.65%
Barclays 7-Year Municipal Bond Index (The Index does not pay sales charges, fees, expenses or taxes.)	6.09%	4.76%	4.67%